Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

December 31, 2013

Schedule I—Summary of Investments Other—Than—Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$22,562	$22,831	$22,831
States, municipalities and political subdivisions	46,457	48,544	48,544
Foreign governments	22,381	24,453	24,453
Asset-backed	789	851	851
Commercial mortgage-backed	5,223	5,537	5,537
Residential mortgage-backed	72,219	77,742	77,742
Corporate	2,146,023	2,412,526	2,412,526
Total fixed maturity securities	2,315,654	2,592,484	2,592,484

Equity securities:
Common stocks	92	418	418
Non-redeemable preferred stocks	94,375	99,848	99,848
Total equity securities	94,467	100,266	100,266
Commercial mortgage loans on real estate, at amortized cost	562,368	632,820	562,368
Policy loans	12,461	12,461	12,461
Short-term investments	64,457	64,457	64,457
Collateral held/pledged under securities agreements	42,229	42,232	42,232
Other investments	116,785	116,785	116,785
Total investments	$3,208,421	$3,561,505	$3,491,053